ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
ACCOUNTS RECEIVABLE

As at June 30, 2018 and December 31, 2017, the Company had the following amounts due from third parties:

	June 30, 2018		December 31, 2017
	$		$
Due From Trading Platform (Note 7)		143,932		297,309

		143,932		297,309